SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 23, 2015
Summary Of Significant Accounting Policy [Line Items]
Shipping, Handling and Transportation Costs	$ 40,152	$ 11,114			$ 126,955	$ 37,594
Advertising Expense	9,631	9,653			246,997	697,146
Cost of Goods Sold, Total	467,618	193,309			1,556,140	1,504,146
Research and Development Expense	46,667				13,333
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross	40,000				40,000
Line of Credit Facility, Current Borrowing Capacity	1,500,000				1,000,000		$ 1,000,000
Restricted Cash and Cash Equivalents, Current	0				127,580	0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	20,000				20,000
Sales Discounts, Returns and Allowances, Goods, Total	45,165	10,360			124,122	103,262
Accrued Liabilities, Current	353,750				458,938	$ 112,819
Research and Development Expense [Member]
Summary Of Significant Accounting Policy [Line Items]
Accrued Liabilities, Current	50,000
Alcohol [Member]
Summary Of Significant Accounting Policy [Line Items]
Beverage Related Expenditure					22,420
Amount Restricted Line of Credit Agreement	$ 150,000				$ 150,000
Convertible Debt [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	344,483				272,893
Warrant [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,550,159				1,285,111
Stock Issued During Period, Shares, New Issues	230,475
Common Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Expected Product Development Cost	$ 40,000				$ 40,000
Stock Issued During Period, Shares, New Issues	7,500				0
Employee Stock Option [Member]
Summary Of Significant Accounting Policy [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	194,667				194,667
Reduce Cost Of Certain Products [Member]
Summary Of Significant Accounting Policy [Line Items]
Cost of Goods Sold, Total	$ 14,350				$ 41,790
Containers [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years				3 years
Office Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years				3 years
Office Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years				5 years
Trucks and Automobiles [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years				3 years
Trucks and Automobiles [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years				5 years
Customer One [Member] | Trade Accounts Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage	16.00%				14.00%	30.00%
Customer Two [Member] | Trade Accounts Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage					30.00%	13.00%
Customer [Member]
Summary Of Significant Accounting Policy [Line Items]
Sales Discounts, Returns and Allowances, Goods, Total	$ 45,165	10,360
Customer [Member] | Common Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Shares, New Issues	3,400
Shares Issued, Price Per Share	$ 4.00
Stock Issued During Period, Value, New Issues	$ 13,600
Customer Relationships [Member]
Summary Of Significant Accounting Policy [Line Items]
Rebates Against Revenue Expenses					$ 124,122	$ 103,262
Website [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Estimated Useful Lives					3 years
Finite-Lived Intangible Assets, Net	6,243				$ 7,494	12,498
Finite-Lived Intangible Assets, Gross	15,000				15,000	15,000
Finite-Lived Intangible Assets, Accumulated Amortization	8,757				7,506	2,502
Amortization of Intangible Assets	$ 1,251	$ 1,251			$ 5,004	$ 2,502
Finite-Lived Intangible Asset, Useful Life	3 years
Website [Member] | Scenario, Forecast [Member]
Summary Of Significant Accounting Policy [Line Items]
Amortization of Other Deferred Charges			$ 2,494	$ 5,000